Other receivables - Schedule of other receivables (Details) - USD ($)		Sep. 30, 2026	Dec. 31, 2025
Schedule Of Other Receivables Abstract
Sales tax recoverable		$ 159,675	$ 102,714
Interest receivable		0	73,575
Other receivables		225	1,712
Subscription receivables	[1]	414,731	53,052
Trade and other receivables		$ 574,631	$ 231,053

[1]	Subscription receivables represent the net proceeds to be received for the issuance of 120,000 Class B Subordinate Voting Shares sold under the at-the-market offering during the period ended September 30, 2026. Total proceeds were received subsequent to September 30, 2026.